Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Provisions reconciliation
Balance at the beginning of the year	$ 341,161	$ 296,879
Additions	21,902	47,816
Reversals	(62,112)	(42,019)
Interest	15,991	13,476
Write-off	(4,678)	(18,666)
Foreign exchange variation (losses) gains	(31,910)	(2,367)
Cost and interest revision	20,703	43,789
Other	(134)	2,253
Balance at the end of the year	300,923	341,161
Current	20,357	14,641
Non-current	$ 280,566	$ 326,520
Peru | Minimum
Provisions reconciliation
Credit risk-adjusted rate	3.40%	1.50%
Peru | Maximum
Provisions reconciliation
Credit risk-adjusted rate	9.50%	2.40%
Brazil
Provisions reconciliation
Credit risk-adjusted rate		7.80%
Brazil | Minimum
Provisions reconciliation
Credit risk-adjusted rate	3.00%
Brazil | Maximum
Provisions reconciliation
Credit risk-adjusted rate	5.40%
Asset retirement obligation
Provisions reconciliation
Balance at the beginning of the year	$ 199,445
Reversals	(15,119)
Interest	8,443
Write-off	462
Foreign exchange variation (losses) gains	(15,133)
Cost and interest revision	7,454
Balance at the end of the year	185,552	$ 199,445
Non-current	185,552
Environmental obligation
Provisions reconciliation
Balance at the beginning of the year	83,835
Interest	5,049
Write-off	(5,140)
Foreign exchange variation (losses) gains	(12,263)
Cost and interest revision	13,249
Balance at the end of the year	84,730	83,835
Current	20,357
Non-current	64,373
Tax
Provisions reconciliation
Balance at the beginning of the year	18,575
Additions	2,958
Reversals	(8,753)
Interest	794
Foreign exchange variation (losses) gains	(1,707)
Other	201
Balance at the end of the year	12,068	18,575
Non-current	12,068
Labor
Provisions reconciliation
Balance at the beginning of the year	16,421
Additions	11,811
Reversals	(15,012)
Interest	1,387
Foreign exchange variation (losses) gains	(2,188)
Other	(231)
Balance at the end of the year	12,188	16,421
Non-current	12,188
Civil
Provisions reconciliation
Balance at the beginning of the year	18,320
Additions	4,173
Reversals	(20,908)
Interest	105
Foreign exchange variation (losses) gains	(215)
Other	(104)
Balance at the end of the year	1,371	18,320
Non-current	1,371
Environmental
Provisions reconciliation
Balance at the beginning of the year	4,565
Additions	2,960
Reversals	(2,320)
Interest	213
Foreign exchange variation (losses) gains	(404)
Balance at the end of the year	5,014	$ 4,565
Non-current	$ 5,014